Investment and other income - Detailed Information about Investment and Other Income (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about investment and other income [abstract]
Fair value gain on financial assets held for trading / fair value through profit or loss (FVTPL)	[1]	₨ 9,340	$ 128	₨ 5,574	₨ 18,393
Interest income:
Interest income on financial assets held for trading/FVTPL		4,779	66	10,169	9,286
Interest income on bank deposits at amortized cost		5,649	77	2,183	1,428
Interest income on loans and receivables at amortized cost (Refer Note 35(b))		9,806	134	4,518	2,261
Others		810	11	287	1,217
Dividend income on available for sale investments/investments held at FVOCI		17	0	17	10
Dividend income - financial assets held for trading/FVTPL		13	0	477	296
Bargain gain net of acquisition cost		1,232	17
Foreign exchange gain/ (loss) net		531	7	2,489	(1,351)
Investment and other income		₨ 32,177	$ 440	₨ 25,714	₨ 31,540

[1]	Income for the year ended March 31, 2019, March 31, 2020 and March 31, 2021 includes mark to market gain/(loss) of ₹ 10,406 million, (₹ 3,624 million) and ₹ Nil ($ Nil) respectively relating to structured investments purchased from Volcan Investments Limited (Refer Note 35).